SCHEDULE OF RECONCILIATION STRAIGHT LOANS AND SIMILAR INSTRUMENTS (Details) - USD ($) $ in Thousands		12 Months Ended		24 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Loans Net
Opening balance		$ 113
Plus: Net consideration received	[1]	2,035	1,469
Less: Debt issuance costs			(101)
Less: Debt issuance costs			101
Less: Fair value of detachable instruments accounted for as equity component or derivative liabilities			(531)
Less: Fair value of detachable instruments accounted for as equity component		(461)		(758)
Plus: Amortization of discounts and accrued interest expenses		1,170	959
Less: straight loans reclassified to convertible loans upon change of terms	[1]	(1,185)	(1,796)
Plus: Modification of terms of convertible bridge loans			113
Closing balance		$ 1,672	$ 113	$ 1,672	$ 113

[1]	The number of shares to be issued upon the exercise of derivative liabilities related to warrants instruments has not been determined as such warrants provide the Lenders with 25% warrant coverage, with the warrant exercise price to be equal to the offering price in the Company’s proposed public offering, or, in the event the Loan Amount are converted into ordinary shares, the warrant exercise price will be equal to the applicable closing bid price of the Company’s shares at the time of the conversion of the Loan Amount. However, based on the share price of the Company as of December 31, 2019 and 2020, the number of the warrants would have been 20,896,789 and 3,351,586 shares, respectively.